6. Trade accounts receivable	12 Months Ended
Dec. 31, 2020
Trade Accounts Receivable [Abstract]
Trade accounts receivable
6.	Trade accounts receivable

 These are financial assets measured at amortized cost, and refer to accounts receivable from users of telecommunications services, from network use (interconnection) and from sales of handsets and accessories. Accounts receivable are recorded at the price charged at the time of the transaction. The balances of accounts receivable also include services provided and not billed (“unbilled”) up to the balance sheet date. Trade accounts receivable are initially recognized at fair value and, subsequently, measured at amortized cost using the effective interest rate method less provision for expected credit losses (“impairment”).

The provision for expected credit losses was recognized as a reduction in accounts receivable based on the profile of the subscriber portfolio, the aging of overdue accounts receivable, the economic situation, the risks involved in each case and the collection curve, at an amount deemed sufficient by Management, as adjusted to reflect current and prospective information on macroeconomic factors that affect the customers’ ability to settle the receivables.

The fair value of trade accounts receivable is close to the book value recorded on December 31, 2020 and 2019.

The average rate considered in calculating the present value of accounts receivable recorded in the long term is 0.22% (0.07% in 2019).

	2020	2019
Trade accounts receivable	3,180,661	3,287,855

Accounts receivable, gross	3,831,921	4,061,932

Billed services	2,039,403	2,076,569
Unbilled services	817,669	858,418
Network usage	399,083	438,168
Sale of goods	552,962	670,573
Contractual assets (note 22)	14,914	15,142
Other accounts receivable	7,890	3,062

Provision for expected credit losses	(651,260)	(774,077)

Current portion	(3,051,834)	(3,184,780)
Non-current portion	128,827	103,075

The movement of the provision for loss on expected settlement credits, accounted for as an asset reduction account, was as follows:

	2020	2019

Opening balance	774,077	686,928
Set-up of provision (note 27)	552,817	748,291
Write-off	(675,634)	(661,142)

Closing Balance	651,260	774,077

The aging of accounts receivable is as follows:

	2020	2019

Total	3,831,921	4,061,932

Falling due	2,785,469	2,576,307
Overdue (days):
Up to 30	248,955	328,457
Up to 60	84,218	146,200
Up to 90	71,635	149,852
>90	641,644	861,116